Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	true
Amendment Description
EXPLANATORY NOTE

This Post-Effective Amendment No. 4, or Amendment, to the Registration Statement on Form S-1 (File No. 333-172202), or the Registration Statement, of Snap Interactive, Inc., or the Company, is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission, or the SEC, on April 8, 2011, as amended by Post-Effective Amendment No. 1 to the Registration Statement, which was previously declared effective by the SEC on May 2, 2012, Post-Effective Amendment No. 2 to the Registration Statement, which was previously declared effective by the SEC on December 19, 2012 and Post-Effective Amendment No. 3 to the Registration Statement, which was previously declared effective by the SEC on April 18, 2013, or as amended, the Original Filing.

For the convenience of the reader, this Amendment sets forth the Original Filing in its entirety, as amended by the Amendment.  This Amendment is being filed to (i) incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, or the Annual Report, that was filed with the SEC on March 5, 2014, (ii) incorporate certain information from the Company’s Definitive Proxy Statement on Schedule 14A that was filed with the SEC on March 19, 2014 and (iii) update certain other information contained in the Registration Statement.

No additional securities are being registered under this Amendment.  All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Amendment, which relates to the registration of 1,775,000 shares of common stock, par value $0.001 per share, and 2,342,500 shares of common stock issuable upon the exercise of warrants, being registered for resale by the selling stockholders listed herein.

Document Type	S-1
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company